LIQUIDITY AND GOING CONCERN (Details Narrative)	Mar. 31, 2026 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash in bank	$ 23,820
Accumulated deficit	$ 88,276